Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 2,221	$ 33,191
Foreign	(509)	(286)
Income before provision for income taxes	$ 1,712	$ 32,905